191 North Wacker Drive, Suite 1601 Chicago, IL 60606 T: (312) 964-3505 F: (312) 964-3501

August 3, 2023

Via EDGAR Transmission

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attn:  Filing Desk
Re:	Ivy Funds (the “Trust”) File Nos. 811-06569; 033-45961 Rule 497(j) Filing

Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (the “1933 Act”) this letter serves as certification that the forms of Statement of Additional Information relating to the Delaware Ivy Asset Strategy Fund, Delaware Ivy Balanced Fund, Delaware Ivy Core Equity Fund, Delaware Ivy Systematic Emerging Markets Equity Fund, Delaware Climate Solutions Fund, Delaware Global Value Equity Fund, Delaware Ivy Global Growth Fund, Delaware Ivy International Core Equity Fund, Delaware Ivy Large Cap Growth Fund, Delaware Ivy Mid Cap Growth Fund, Delaware Ivy Mid Cap Income Opportunities Fund, Delaware Ivy Science and Technology Fund, Delaware Ivy Smid Cap Core Fund, Delaware Ivy Small Cap Growth Fund, Delaware Ivy Value Fund, Delaware Ivy Global Bond Fund, Delaware Ivy High Income Fund, Delaware Global Real Estate Fund, Delaware Ivy Limited-Term Bond Fund, Delaware Ivy Managed International Opportunities Fund, Delaware Ivy Municipal Bond Fund, Delaware Ivy Municipal High Income Fund, Delaware Ivy Natural Resources Fund, Delaware Ivy International Value Fund, Delaware Ivy Core Bond Fund and Delaware Real Estate Securities Fund (each, a “Series”) that would have been filed under paragraph (c) of Rule 497 would not have differed from those filed in Post-Effective Amendment No. 204 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed with the U.S. Securities and Exchange Commission electronically on July 28, 2023, with an effective date of July 31, 2023. The definitive Prospectuses that relate to each Series were filed with the Commission pursuant to Rule 497(c) under the 1933 Act on August 3, 2023.

Please contact me at the number above with any questions or comments relating to this certification.

Sincerely, /s/Mark R, Greer Mark R. Greer